Share capital (Details 2) - Stock Option [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Statement [Line Items]
Stock-based compensation pertaining to general and administrative expenses	$ 91,408	$ 162,077	$ 1,486,374	$ 564,102
Stock-based compensation pertaining to research and development expenses	83,038	214,934	395,762	855,393
Total	$ 174,446	$ 377,011	$ 1,882,136	$ 1,419,495